Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 153,977	$ 84,002
Accounts receivable from third parties	19,478	10,007
Receivables from related parties	2,125	14,877
Inventories	5,846	10,614
Contract fulfillment cost	3,835	0
Prepaid expenses and other current assets	4,769	2,103
Current assets	190,030	121,603
Assets, Noncurrent [Abstract]
Vessels, net	544,515	0
Equity investment	27,607	24,116
Vessels under construction	36,054	0
Assets held for sale	0	708,097
Deferred financing cost, net	0	1,143
Intangible assets	4,518	0
Other assets	4,549	13,236
Non-current assets	617,243	746,592
Total assets	807,273	868,195
Liabilities, Current [Abstract]
Bank loans, net	87,650	13,226
Finance Lease, Liability, Current	0	32,677
Contract with Customer, Liability	12,275	0
Taxes Payable	4,058	0
Accounts payable and accrued expenses	27,073	36,134
Due to related parties	107	4,979
Current liabilities	131,163	87,016
Liabilities, Noncurrent [Abstract]
Bank loans, net	0	157,511
Financing obligation	0	351,070
Redeemable notes, related party	53,015	0
Other Liabilities, Noncurrent	2,751	0
Non-current liabilities	55,766	508,581
Total liabilities	186,929	$ 595,597
Commitments and Contingencies (Note 7)
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred shares, $0.01 par value per share; 50,000,000 shares authorized; no shares issued or outstanding	$ 0	$ 0
Common shares, $0.01 par value per share; authorized 81,875,000 and 31,875,000 shares as of December 31, 2021 and 2020, respectively; outstanding 39,741,204 shares and 11,310,073 shares as of December 31, 2021 and 2020, respectively	1,124	859
Paid-in capital	2,057,958	1,803,431
Treasury Stock, Value	(717)	(73,444)
Accumulated deficit	(1,438,021)	(1,458,248)
Total shareholders' equity	620,344	272,598
Total liabilities and shareholders' equity	$ 807,273	$ 868,195